INVESTMENT IN ASSOCIATE (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Jun. 01, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Additional investment				$ 1,000
Stimunity S.A. [Member]
IfrsStatementLineItems [Line Items]
Additional investment	$ 1,000
Proportion of voting rights held in associate		44.00%	44.00%
Equity in loss income		$ 44		$ 440